SUBSEQUENT EVENTS (Details Textual) - USD ($)		1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 01, 2015	Dec. 24, 2015	Nov. 19, 2015	Mar. 16, 2015	Feb. 25, 2015	Mar. 30, 2012	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Oct. 22, 2015	Mar. 18, 2015	Oct. 15, 2014	Sep. 23, 2014	Feb. 28, 2014	Dec. 31, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
Proceeds from Warrant Exercises								$ 453,000		$ 343,000	$ 292,000
Proceeds From Issuance Of Common Stock and Warrants								$ 1,956,000	$ 3,754,000	$ 3,754,000	$ 9,982,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								1,923,636		5.00
Class of Warrant or Right, Outstanding										9,882,025
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross								773,549
Stock Issued During Period, Shares, Other										496,884
Warrants 2011 To 2012 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 5.00
Warrants Exercise Price Per Share Adjusted										$ 1.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										338,099
Investor [Member] | Warrants 2011 To 2012 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			2,426,084
Placement Agent [Member] | Warrants 2011 To 2012 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		462,001
Subsequent Event [Member] | Equity Incentive Plan 2012 [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	224,854
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock and Warrants					$ 207,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share Price					$ 0.80
Subsequent Event [Member] | Common Stock [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					1,150,000
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants					$ 0.24
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.37
Warrants Expiration Period			16 months
Subsequent Event [Member] | Series A Warrants [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					287,500
Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants					$ 0.30
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.43
Warrants Expiration Period			36 months
Subsequent Event [Member] | Series B Warrants [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					287,500
Subsequent Event [Member] | Warrants 2011 To 2012 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 1.00
Warrants Exercise Price Per Share Adjusted										$ 0.55
Subsequent Event [Member] | Investor [Member] | Warrants 2011 To 2012 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.23
Warrants Exercise Price Per Share Adjusted																	$ 0.66
Private Placement [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Warrants Expiration Period								9 months
Private Placement [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Warrants Expiration Period								36 months
Private Placement [Member] | Investor [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement										$ 2,461,000
Warrants Issued										492,200
Private Placement [Member] | Investor [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement						$ 2,461,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 7.50
Warrants Issued						492,200
Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement		$ 500	$ 2,294
Proceeds From Issuance Of Common Stock and Warrants					$ 1,600,000
Warrants Issued			823,097
Payments for Fees					$ 43
Private Placement [Member] | Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Other			823,097
Private Placement [Member] | Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				277,778
Private Placement [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				2,222,222	9,064,222		11,286,444
Stock Issued During Period, Shares, Other		1,461,988	7,648,267
Private Placement [Member] | Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			5,353,787	555,556	2,266,057
Private Placement [Member] | Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,294,480		2,266,057
Private Placement [Member] | Subsequent Event [Member] | Series B Warrants [Member] | Director [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				555,556
Private Placement [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.34
Warrants Expiration Period		6 months
September 2014 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 0.48
Warrants Exercise Price Per Share Adjusted																$ 0.48
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															5,341,834	5,341,834
September 2014 Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.4755	$ 0.4755
Class of Warrant or Right, Outstanding												4,320,135	5,341,834
Warrants Issued to Purchase of Common Stock												4,752,147	5,876,021
Number of Common Stock Acquired												4,752,147	5,876,021
February 2015 Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock and Warrants							$ 2,000,000
Warrant Exercise Term					3 years
February 2015 Private Placement [Member] | Subsequent Event [Member] | Exercise price 0.20 [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants					$ 0.20
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					241,423
February 2015 Private Placement [Member] | Subsequent Event [Member] | Exercise price 0.27 [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants					$ 0.27
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					60,356
February 2015 Private Placement [Member] | Subsequent Event [Member] | Exercise price 0.34 [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants					$ 0.34
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					60,356
February 2015 Private Placement [Member] | Subsequent Event [Member] | Common Stock [Member] | Director [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				1,111,111
February 2015 Private Placement [Member] | Subsequent Event [Member] | Series A Warrants [Member] | Director [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock and Warrants				$ 400,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				277,778
February 2015 Private Placement [Member] | Subsequent Event [Member] | Series B Warrants [Member] | Director [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock and Warrants				$ 200,000
February 2015 Private Placement [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														5,643,226